Property, Plant and Equipment, Net (Details)	6 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 SGD ($)
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 289,103	$ 225,316	$ 269,095
Amortization expenses	$ 152,785	$ 119,075	$ 116,326